Note 17 - Share Based Payments	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
17.	Share Based Payments

The Company adopted a long-term incentive plan (“LTIP”) on December 20, 2024, whereby it can grant stock options, restricted share units (“RSUs”), Deferred Share Units (“DSUs”), and Performance Share Units (“PSUs”) to directors, officers, employees, and consultants of the Company. The maximum number of shares that may be reserved for issuance under the LTIP is 3,150,000.

In 2024, the Company was approved to implement an employee share purchase plan (“ESPP”) to provide its employees an incentive to promote performance and growth potential over the long-term. The Company has reserved 250,000 common shares that can be issued under the ESPP.

The grant date fair value is determined using the Black-Scholes Option Pricing Model and this value is recognized as an expense over the vesting period. DSUs generally vest in one year but cannot be exercised until the holder ceases to be a Director or Officer of Electra. DSUs are valued based on the market price of the Company’s common shares on the grant date. PSUs generally vest over 18 – 24 months if certain performance metrics have been achieved. They are valued based on the market price of the Company’s shares on the grant date and this value is expensed over the vesting period. RSUs generally vest over 12 – 36 months. They are valued based on the market price of the Company’s shares on the grant date and this value is expensed over the vesting period.

a)	Stock Options

During the year ended December 31, 2025:

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On October 29, 2025, upon approval by shareholders at the annual general meeting on June 24, 2025, Electra issued 2,669,000 incentive stock options, 179,000 RSUs, and 271,000 DSUs to certain directors, officers, employees, and contractors. The stock options are exercisable for three years at $1.97 and will vest in two equal tranches, on the first and second anniversary of the grant date. The fair value of the options at the date of the grant was $3,835 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 2.36% per year, an expected life of 3 years, expected volatility based on historical prices of 125%, no expected dividends and a share price of $1.97.

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The RSUs will vest in two equal tranches on the first and second anniversaries of the grant date and may be settled in cash or shares at the discretion of the Company. The DSUs will be settled in shares when the holder ceases to serve as a director.

●	During the year ended December 31, 2025, 15,340 stock options were exercised for total proceeds of $39.

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On January 1, 2025, the Company granted 125,000 stock options at an exercise price of $2.60 that will vest in two equal tranches on the first and second anniversaries of the grant date. The fair value of the options at the date of the grant was $190 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 2.87% per year, an expected life of 3 years, expected volatility based on historical prices in the range of 90.0%, no expected dividends and a share price of $2.60.

During the year ended December 31, 2024:

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On January 15, 2024, the Company granted 25,000 stock options at an exercise price of $2.00 that will vest in three equal tranches on the first, second and third anniversaries of the grant date. The fair value of the options at the date of the grant was $29 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 4.15% per year, an expected life of 3 years, expected volatility based on historical prices of 87%, no expected dividends and a share price of $2.00.

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On February 12, 2024, the Company granted 753,923 incentive stock options and 26,235 RSUs to certain directors, officers, employees and contractors of the Company. The RSUs will vest on the first anniversary of the grant date and will be settled in cash or common shares at the discretion of the Company. The stock options are exercisable for four years at $3.24 and will vest in two equal tranches, on the first and second anniversary of the grant date. The fair value of the options at the date of the grant was $1,377 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 4.15% per year, an expected life of 4 years, expected volatility based on historical prices of 85%, no expected dividends and a share price of $3.24.

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On August 28, 2024, the Company granted 250,000 incentive stock options to consultants for services to be rendered. The stock options are exercisable for three years at $3.28 and will vest in four equal quarterly tranches. The fair value of the options at the date of the grant was $418 using the Black-Scholes Option Pricing Model, assuming a risk-free rate of 3.31% per year, an expected life of 2 years, expected volatility based on historical prices of 94%, no expected dividends and a share price of $3.28.

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On September 9, 2024, the Company granted 33,891 DSUs to certain directors of the Company. The DSUs will vest on the first anniversary of the grant date and will be settled in cash or common shares at the discretion of the Company.

The changes in incentive stock options outstanding are summarized as follows:

	Exercise price	Number of shares issued or issuable on exercise
Balance at January 1, 2024	$14.00	193,142
Granted	3.22	1,028,923
Expired	10.02	(34,953)
Forfeited / Cancelled	12.91	(16,749)
Balance at December 31, 2024	$4.61	1,170,363
Granted	2.00	2,794,000
Expired	12.94	(21,297)
Exercised (Share price at $2.31)	2.57	(15,340)
Forfeited / Cancelled	1.97	(16,000)
Balance at December 31, 2025	$2.72	3,911,726

Incentive stock options outstanding and exercisable (vested) at December 31, 2025 are summarized as follows:

	Options Outstanding			Options Exercisable
Exercise price	Number of shares issuable on exercise	Weighted average remaining life (Years)	Weighted average exercise price	Number of shares issuable on exercise	Weighted average exercise price
$1.97	2,653,000	2.83	$1.97	-	$1.97
2.00	16,667	2.04	2.00	-	2.00
2.60	125,000	2.00	2.60	-	2.60
3.24	746,916	2.12	3.24	369,955	3.24
3.28	250,000	1.66	3.28	250,000	3.28
9.60	56,423	1.19	9.60	37,616	9.60
12.84	15,000	1.86	12.84	15,000	12.84
21.60	41,428	1.05	21.60	41,428	21.60
24.84	7,292	0.29	24.84	7,292	24.84
Total	3,911,726	2.52	$2.72	721,291	$5.06

During the year ended December 31, 2025, the Company expensed $1,412 (the year ended December 31, 2024 - $1,212 and for the year ended December 31, 2023 - $513) for options valued at share prices $1.94 to $24.84 as shared-based payment expense.

Incentive stock options outstanding and exercisable (vested) at December 31, 2024 are summarized as follows:

		Options Outstanding		Options Exercisable
Exercise price	Number of shares issuable on exercise	Weighted average remaining life (Years)	Weighted average exercise price	Number of shares issuable on exercise	Weighted average exercise price
$2.00	25,000	3.04	$2.00	-	$2.00
3.24	753,923	3.12	3.24	-	3.24
3.28	250,000	2.66	3.28	62,500	3.28
9.60	56,425	2.19	9.60	18,808	9.60
10.08	10,185	0.52	10.08	10,185	10.08
10.44	6,944	0.66	10.44	6,944	10.44
12.84	15,000	2.87	12.84	10,000	12.84
21.60	44,205	2.05	21.60	29,470	21.60
24.84	7,292	1.29	24.84	7,292	24.84
29.16	1,389	0.13	29.16	1,389	29.16
Total	1,170,363	2.88	$4.61	146,588	$10.56

During the year ended December 31, 2024, the Company expensed $1,212 (the year ended December 31, 2023 - $513) for options valued at share prices $2.00 to $24.84, as share-based payment expense.

(b) DSUs, RSUs and PSUs

During the year ended December 31, 2025, the Company has expensed $254 (the year ended December 31, 2024 - $218 and for the year ended December 31, 2023 - $586) for DSUs, $ Nil (the year ended December 31, 2024 - $Nil and for the year ended December 31, 2023 - $79) for PSUs, and $41 (the year ended December 31, 2024 - $338 and for the year ended December 31, 2023 - $641) for RSUs as shared-based payment expense.

Deferred Shares Units

The Company’s DSUs outstanding at December 31, 2025 and December 31, 2024 were as follows:

Number of Units	December 31, 2025	December 31, 2024
Balance at January 1,	157,085	154,041
Granted	271,000	33,891
Exercised	-	(18,568)
Expired	-	(12,279)
Balance	428,085	157,085

Restricted Share Units

The Company’s RSUs outstanding at December 31, 2025 and December 31, 2024 were as follows:

Number of Units	December 31, 2025	December 31, 2024
Balance at January 1,	26,975	133,288
Granted	179,000	26,235
Exercised	(26,975)	(130,414)
Forfeited / Cancelled	-	(2,134)
Balance	179,000	26,975

Performance Share Units

The Company’s PSUs outstanding at December 31, 2025 and December 31, 2024 were as follows:

Number of Units	December 31, 2025	December 31, 2024
Balance at January 1,	-	8,507
Exercised	-	(2,083)
Expired / Cancelled	-	(6,424)
Balance	-	-